Income Taxes (Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Accrued liabilities	$ 30,702	$ 30,419
Stock compensation expense	5,894	6,282
State net operating loss carryforwards	2,422	2,243
Implicit price concessions	1,171	291
Other	626	565
Deferred income tax assets	40,815	39,800
Amortization of intangible assets	(38,346)	(36,882)
Accelerated tax depreciation	(19,685)	(14,057)
Market valuation of investments	(1,068)	(2,277)
State income taxes	(1,261)	(1,722)
Current assets	(1,861)	(1,255)
Other	(192)	(247)
Deferred income tax liabilities	(62,413)	(56,440)
Net deferred income tax liabilities	$ (21,598)	$ (16,640)